UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3327

MFS SERIES TRUST XIII

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: February 28

Date of reporting period: May 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

May 31, 2015

MFS® DIVERSIFIED

INCOME FUND

PORTFOLIO OF INVESTMENTS

5/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Bonds - 31.7%
Agency - Other - 0.1%
Financing Corp., 9.4%, 2/08/18	$965,000	$1,176,995
Financing Corp., 10.35%, 8/03/18	715,000	921,539
Financing Corp., STRIPS, 0%, 11/30/17	860,000	837,451

		$2,935,985
Asset-Backed & Securitized - 0.5%
Citigroup Commercial Mortgage Trust, 2015-GC27, “A5”, 3.137%, 2/10/48	$850,000	$861,339
Citigroup Commercial Mortgage Trust, FRN, 5.899%, 12/10/49	198,555	30,240
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/49	100,000	104,631
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.366%, 12/11/49	1,500,000	1,561,736
Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 12/10/46	191,880	201,064
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/48	1,074,000	1,105,134
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 5.949%, 9/15/39	638,860	681,201
Credit Suisse Commercial Mortgage Trust, “AM”, FRN, 5.7%, 6/15/39	852,108	891,844
Credit Suisse Commercial Mortgage Trust, “C4”, FRN, 5.949%, 9/15/39	809,025	869,449
Csail Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/57	58,835	61,348
CWCapital Cobalt Ltd., “A4”, FRN, 5.765%, 5/15/46	1,146,096	1,227,510
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/50	1,750,000	1,810,071
JPMBB Commercial Mortgage Securities Trust, 2014-C26, 3.494%, 1/15/48	1,888,516	1,970,213
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.939%, 2/15/51	5,588	5,597
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.774%, 6/15/49	1,437,604	1,527,162
Morgan Stanley Capital I Trust, “AM”, FRN, 5.684%, 4/15/49	945,000	990,496
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/48	1,516,848	1,583,437
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, “A5”, 3.148%, 5/15/48	1,258,254	1,278,650

		$16,761,122
Automotive - 0.2%
Hyundai Capital America, 2%, 3/19/18 (n)	$810,000	$815,004
Metalsa, S.A. de C.V., 4.9%, 4/24/23	2,850,000	2,750,250
Tupy Overseas S.A., 6.625%, 7/17/24 (n)	3,617,000	3,620,617

		$7,185,871
Building - 0.5%
CEMEX Finance LLC, 9.375%, 10/12/22	$1,060,000	$1,203,100
CEMEX S.A.B. de C.V., 7.25%, 1/15/21 (n)	1,164,000	1,253,046
CEMEX S.A.B. de C.V., 5.7%, 1/11/25 (n)	2,928,000	2,879,542
Cimpor Financial Operations B.V., 5.75%, 7/17/24 (n)	921,000	819,690
Elementia S.A. de C.V., 5.5%, 1/15/25 (n)	2,599,000	2,641,234
Elementia S.A. de C.V., 5.5%, 1/15/25	1,808,000	1,837,380
Union Andina de Cementos S.A.A., 5.875%, 10/30/21 (n)	4,380,000	4,473,075

		$15,107,067
Business Services - 0.1%
Tencent Holdings Ltd., 3.8%, 2/11/25 (n)	$2,242,000	$2,252,439

Cable TV - 0.2%
Altice Financing S.A., 6.5%, 1/15/22 (n)	$2,769,000	$2,838,225
Globo Comunicacoes e Participacoes S.A., 6.25% to 7/20/15, 9.375% to 7/29/49 (n)	1,499,000	1,504,621
VTR Finance B.V., 6.875%, 1/15/24 (n)	2,623,000	2,731,199

		$7,074,045

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Chemicals - 0.3%
Consolidated Energy Finance S.A., 6.75%, 10/15/19 (n)	$3,858,000	$3,973,740
Israel Chemicals Ltd., 4.5%, 12/02/24 (n)	6,817,000	7,010,603

		$10,984,343
Conglomerates - 0.1%
Alfa S.A.B de C.V., 5.25%, 3/25/24 (n)	$550,000	$577,500
Grupo Kuo S.A.B. de C.V., 6.25%, 12/04/22	3,713,000	3,860,406

		$4,437,906
Construction - 0.1%
Empresas ICA S.A.B. de C.V., 8.375%, 7/24/17 (n)	$1,409,000	$1,394,910
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/24 (n)	3,072,000	2,649,600

		$4,044,510
Emerging Market Quasi-Sovereign - 4.0%
Banco de Reservas de la Republica Dominicana, 7%, 2/01/23 (n)	$1,705,000	$1,702,195
Banco do Brasil S.A., 6.25% to 4/15/24, FRN to 10/29/49 (n)	3,705,000	2,704,650
Banco do Estado Rio Grande do Sul S.A., 7.375%, 2/02/22 (n)	4,761,000	4,832,415
CNOOC Finance (2012) Ltd., 3.875%, 5/02/22 (n)	1,123,000	1,165,230
CNOOC Finance (2013) Ltd., 3%, 5/09/23	2,512,000	2,427,006
CNOOC Finance (2015) U.S.A. LLC, 3.5%, 5/05/25	981,000	973,118
CNPC (HK) Overseas Capital Ltd., 4.5%, 4/28/21 (n)	2,287,000	2,466,953
CNPC General Capital Ltd., 3.4%, 4/16/23 (n)	3,618,000	3,597,689
Comision Federal de Electricidad, 4.875%, 1/15/24 (n)	2,594,000	2,723,700
Comision Federal de Electricidad, 5.75%, 2/14/42 (n)	1,575,000	1,638,000
Corporacion Financiera de Desarrollo S.A., 4.75%, 2/08/22 (n)	2,106,000	2,240,258
Corporacion Financiera de Desarrollo S.A., FRN, 5.25%, 7/15/29 (n)	2,538,000	2,629,368
Development Bank of Kazakhstan, 4.125%, 12/10/22	4,894,000	4,392,365
Empresa Nacional del Petroleo, 4.75%, 12/06/21	2,412,000	2,519,848
Empresa Nacional del Petroleo, 4.375%, 10/30/24 (n)	2,469,000	2,536,233
Empresa Nacional del Petroleo, 4.375%, 10/30/24	1,000,000	1,027,231
Eskom Holdings SOC Ltd., 6.75%, 8/06/23	1,400,000	1,432,900
Eskom Holdings SOC Ltd., 7.125%, 2/11/25 (n)	593,000	610,968
Export Credit Bank of Turkey A.S., 5%, 9/23/21 (n)	655,000	664,001
Gaz Capital S.A., 4.95%, 2/06/28 (n)	3,726,000	3,274,223
JSC Georgian Railway, 7.75%, 7/11/22 (n)	1,203,000	1,322,217
KazAgro National Management Holding, 4.625%, 5/24/23 (n)	5,564,000	4,993,690
Kazakhstan Temir Zholy Co., 6.95%, 7/10/42 (n)	2,711,000	2,629,399
KazMunayGas National Co., 4.4%, 4/30/23 (n)	5,329,000	4,884,029
Magyar Export-Import Bank PLC, 4%, 1/30/20 (n)	1,817,000	1,848,798
Majapahit Holding B.V., 7.875%, 6/29/37	2,000,000	2,400,000
Office Cherifien des Phosphates, 4.5%, 10/22/25 (z)	2,898,000	2,825,550
Office Cherifien des Phosphates, 6.875%, 4/25/44 (n)	2,519,000	2,730,470
ONGC Videsh Ltd., 4.625%, 7/15/24	5,783,000	6,059,121
Pemex Project Funding Master Trust, 6.625%, 6/15/35	1,446,000	1,623,858
Pertamina PT, 4.875%, 5/03/22 (n)	2,381,000	2,455,406
Pertamina PT, 4.3%, 5/20/23 (n)	2,705,000	2,664,425
Pertamina PT, 6.45%, 5/30/44 (n)	3,276,000	3,382,470
Petrobras Global Finance B.V., 6.25%, 3/17/24	3,230,000	3,208,682
Petrobras Global Finance B.V., 7.25%, 3/17/44	3,261,000	3,212,411
Petroleos Mexicanos, 4.875%, 1/18/24	1,278,000	1,332,788
Petroleos Mexicanos, 4.25%, 1/15/25 (n)	2,080,000	2,068,560
Petroleos Mexicanos, 5.625%, 1/23/46 (n)	4,523,000	4,470,533
Petroleum Co. of Trinidad & Tobago Ltd., 6%, 5/08/22	652,750	675,596
Petronas Capital Ltd., 3.5%, 3/18/25 (n)	780,000	788,906

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Emerging Market Quasi-Sovereign - continued
Petronas Capital Ltd., 4.5%, 3/18/45 (n)		$758,000	$773,466
PT Perusahaan Gas Negara (Persero) Tbk, 5.125%, 5/16/24 (n)		2,533,000	2,615,322
Sinopec Capital (2013) Ltd., 3.125%, 4/24/23 (n)		3,060,000	2,995,517
Sinopec Capital (2013) Ltd., 4.25%, 4/24/43 (n)		2,765,000	2,700,186
Sinopec Group Overseas Development (2014) Ltd., 4.375%, 4/10/24 (n)		2,601,000	2,786,841
State Grid Overseas Investment (2013) Ltd., 3.125%, 5/22/23 (n)		2,593,000	2,597,048
State Oil Company of the Azerbaijan Republic, 4.75%, 3/13/23		3,933,000	3,776,762
State Oil Company of the Azerbaijan Republic, 6.95%, 3/18/30		2,926,000	3,134,770
Turkiye Ihracat Kredi Bankasi A.S., 5.875%, 4/24/19 (n)		2,725,000	2,887,492
Turkiye Vakiflar Bankasi T.A.O., 6.875% to 2/03/20, FRN to 2/03/25 (n)		4,500,000	4,476,150

			$129,878,814
Emerging Market Sovereign - 3.4%
Banque Centrale de Tunisie, 5.75%, 1/30/25 (n)		$1,705,000	$1,758,281
Dominican Republic, 7.5%, 5/06/21 (n)		1,270,000	1,422,400
Dominican Republic, 6.6%, 1/28/24 (n)		447,000	486,113
Dominican Republic, 5.875%, 4/18/24 (n)		1,706,000	1,787,035
Dominican Republic, 5.5%, 1/27/25 (n)		1,211,000	1,229,165
Dominican Republic, 8.625%, 4/20/27		2,335,000	2,802,000
Dominican Republic, 7.45%, 4/30/44 (n)		860,000	952,450
Dominican Republic, 6.85%, 1/27/45 (n)		975,000	1,009,125
Oriental Republic of Uruguay, 4.5%, 8/14/24		976,000	1,044,320
Republic of Colombia, 5%, 6/15/45		299,000	294,889
Republic of Cote d’Ivoire, 5.375%, 7/23/24 (n)		2,567,000	2,448,276
Republic of Cote d’Ivoire, 6.375%, 3/03/28 (n)		982,000	982,000
Republic of Croatia, 5.5%, 4/04/23 (n)		3,210,000	3,381,343
Republic of Croatia, 6%, 1/26/24 (n)		2,652,000	2,870,790
Republic of Croatia, 3%, 3/11/25	EUR	4,500,000	4,635,232
Republic of Ecuador, 10.5%, 3/24/20 (n)		$4,500,000	4,725,000
Republic of Guatemala, 4.875%, 2/13/28 (n)		2,255,000	2,277,550
Republic of Hungary, 6.25%, 1/29/20		2,470,000	2,805,228
Republic of Hungary, 6.375%, 3/29/21		2,502,000	2,889,810
Republic of Hungary, 5.375%, 2/21/23		2,930,000	3,239,127
Republic of Hungary, 5.75%, 11/22/23		4,366,000	4,961,418
Republic of Hungary, 5.375%, 3/25/24		2,404,000	2,664,113
Republic of Indonesia, 4.875%, 5/05/21 (n)		1,278,000	1,381,838
Republic of Indonesia, 5.375%, 10/17/23 (n)		3,600,000	3,946,500
Republic of Indonesia, 5.875%, 1/15/24 (n)		2,730,000	3,071,250
Republic of Indonesia, 4.125%, 1/15/25 (n)		2,232,000	2,223,072
Republic of Indonesia, 6.75%, 1/15/44 (n)		1,060,000	1,285,250
Republic of Kazakhstan, 3.875%, 10/14/24 (n)		4,262,000	4,096,848
Republic of Lithuania, 6.625%, 2/01/22 (n)		1,794,000	2,190,923
Republic of Panama, 4%, 9/22/24		1,338,000	1,371,450
Republic of Panama, 3.75%, 3/16/25		754,000	756,828
Republic of Paraguay, 4.625%, 1/25/23 (n)		2,912,000	2,984,800
Republic of Paraguay, 6.1%, 8/11/44 (n)		2,621,000	2,817,575
Republic of Peru, 7.35%, 7/21/25		787,000	1,054,580
Republic of Philippines, 6.375%, 10/23/34		1,396,000	1,933,460
Republic of Romania, 4.875%, 1/22/24 (n)		768,000	839,270
Republic of Turkey, 6.25%, 9/26/22		2,021,000	2,280,642
Republic of Turkey, 3.25%, 3/23/23		2,486,000	2,339,948
Republic of Turkey, 7.375%, 2/05/25		1,983,000	2,424,217
Republic of Venezuela, 9.25%, 9/15/27		3,668,000	1,630,426
Republic of Venezuela, 7%, 3/31/38		2,450,000	907,725
Russian Federation, 4.5%, 4/04/22 (n)		1,800,000	1,765,544

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Emerging Market Sovereign - continued
Russian Federation, 4.875%, 9/16/23		$3,200,000	$3,168,000
Russian Federation, 5.875%, 9/16/43 (n)		4,000,000	3,970,800
Socialist Republic of Vietnam, 4.8%, 11/19/24 (n)		3,555,000	3,621,656
United Mexican States, 3.625%, 3/15/22		3,416,000	3,494,568
United Mexican States, 4%, 10/02/23		1,672,000	1,743,060
United Mexican States, 3.6%, 1/30/25		1,490,000	1,498,195

			$109,464,090
Energy - Independent - 0.2%
Afren PLC, 15%, 3/18/16		$374,128	$358,506
Afren PLC, 11.5%, 2/01/16 (a)(d)(n)		200,000	90,000
Nostrum Oil & Gas Finance B.V., 6.375%, 2/14/19 (n)		2,495,000	2,357,775
Nostrum Oil & Gas Finance B.V., 6.375%, 2/14/19		2,369,000	2,238,705

			$5,044,986
Energy - Integrated - 0.6%
Inkia Energy Ltd., 8.375%, 4/04/21		$3,013,000	$3,220,144
LUKOIL International Finance B.V., 4.563%, 4/24/23 (n)		3,562,000	3,228,063
Pacific Rubiales Energy Corp., 7.25%, 12/12/21 (n)		2,923,000	2,718,390
Pacific Rubiales Energy Corp., 5.625%, 1/19/25 (n)		3,614,000	2,900,235
Reliance Industries Ltd., 4.125%, 1/28/25 (n)		4,120,000	4,170,037
Reliance Industries Ltd., 4.875%, 2/10/45		3,150,000	2,958,196

			$19,195,065
Food & Beverages - 0.8%
BRF S.A., 2.75%, 6/03/22 (z)	EUR	1,657,000	$1,811,657
Corporacion Lindley S.A., 6.75%, 11/23/21 (n)		$2,615,000	2,922,263
Corporacion Lindley S.A., 6.75%, 11/23/21		2,305,000	2,575,837
Corporacion Lindley S.A., 4.625%, 4/12/23 (n)		2,059,000	2,007,525
Cosan Luxembourg S.A., 5%, 3/14/23 (n)		1,806,000	1,701,550
Embotelladora Andina S.A., 5%, 10/01/23 (n)		2,314,000	2,522,295
Gruma S.A.B. de C.V., 4.875%, 12/01/24 (n)		2,926,000	3,086,930
Gruma S.A.B. de C.V., 4.875%, 12/01/24		3,500,000	3,692,500
JB Y Co. S.A. de C.V., 3.75%, 5/13/25 (z)		593,000	593,000
Minerva Luxembourg S.A., 7.75%, 1/31/23 (n)		3,330,000	3,428,901

			$24,342,458
International Market Quasi-Sovereign - 0.0%
Israel Electric Corp. Ltd., 6.875%, 6/21/23 (n)		$484,000	$566,280

International Market Sovereign - 0.2%
Republic of Iceland, 4.875%, 6/16/16 (n)		$1,933,000	$2,000,810
Republic of Iceland, 5.875%, 5/11/22 (n)		4,811,000	5,580,404

			$7,581,214
Local Authorities - 0.0%
Nashville & Davidson County, TN, Metropolitan Government Convention Center Authority (Build America Bonds), 6.731%, 7/01/43		$1,115,000	$1,430,199
University of California Rev. (Build America Bonds), 5.77%, 5/15/43		60,000	74,806

			$1,505,005
Major Banks - 0.1%
DBS Bank Ltd., 3.625% to 9/21/17, FRN to 9/21/22 (n)		$1,801,000	$1,863,187

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Metals & Mining - 0.1%
Southern Copper Corp., 5.875%, 4/23/45	$2,984,000	$2,918,054
Vale Overseas Ltd., 5.625%, 9/15/19	1,134,000	1,214,094

		$4,132,148
Mortgage-Backed - 8.7%
Fannie Mae, 3.99%, 7/01/21	$843,948	$926,023
Fannie Mae, 2.62%, 5/01/23	289,351	295,379
Fannie Mae, 4.78%, 8/01/15	73,778	74,000
Fannie Mae, 4.856%, 8/01/15	58,210	58,383
Fannie Mae, 5.036%, 8/01/15	28,615	28,583
Fannie Mae, 5.275%, 11/01/15	65,656	65,866
Fannie Mae, 5.431%, 11/01/15	295,875	297,144
Fannie Mae, 5.09%, 2/01/16	59,777	60,833
Fannie Mae, 5.144%, 2/01/16	202,885	204,816
Fannie Mae, 5.432%, 2/01/16	93,118	94,803
Fannie Mae, 5.288%, 4/01/16	251,284	256,634
Fannie Mae, 5.845%, 6/01/16	11,984	12,225
Fannie Mae, 5.733%, 7/01/16	195,669	203,805
Fannie Mae, 5.93%, 9/01/16	102,148	106,249
Fannie Mae, 5.395%, 12/01/16	99,085	104,775
Fannie Mae, 5.45%, 12/01/16	110,000	116,332
Fannie Mae, 5.05%, 1/01/17 - 8/01/19	115,384	122,362
Fannie Mae, 6.5%, 2/01/17 - 10/01/37	196,365	228,461
Fannie Mae, 1.114%, 2/25/17	1,119,448	1,125,180
Fannie Mae, 5.514%, 4/01/17	45,152	48,475
Fannie Mae, 1.9%, 6/01/17	188,386	190,518
Fannie Mae, 5.459%, 6/01/17	151,851	161,536
Fannie Mae, 5.5%, 8/01/17 - 4/01/40	10,568,914	12,011,684
Fannie Mae, 2.71%, 11/01/17	54,049	55,748
Fannie Mae, 3.359%, 12/01/17	407,648	426,132
Fannie Mae, 6%, 12/01/17 - 6/01/38	932,316	1,067,291
Fannie Mae, 5.251%, 1/01/18	122,983	127,558
Fannie Mae, 3.8%, 2/01/18	199,894	212,309
Fannie Mae, 3.91%, 2/01/18	136,257	144,425
Fannie Mae, 4%, 3/01/18 - 2/01/45	35,941,133	38,422,892
Fannie Mae, 4.19%, 3/01/18	104,019	111,023
Fannie Mae, 3.99%, 4/01/18	150,000	160,138
Fannie Mae, 5.361%, 6/01/18	337,040	369,627
Fannie Mae, 3.854%, 7/01/18	263,718	280,729
Fannie Mae, 5%, 9/01/18 - 5/01/41	3,949,522	4,378,477
Fannie Mae, 2.578%, 9/25/18	1,415,000	1,462,984
Fannie Mae, 5.1%, 3/01/19	110,089	122,590
Fannie Mae, 5.51%, 3/01/19	110,827	124,851
Fannie Mae, 5.08%, 4/01/19	22,900	25,551
Fannie Mae, 4.5%, 6/01/19 - 4/01/44	13,051,933	14,194,900
Fannie Mae, 4.83%, 8/01/19 - 9/01/19	69,062	76,977
Fannie Mae, 4.838%, 8/01/19	77,649	86,615
Fannie Mae, 4.6%, 9/01/19	124,609	137,560
Fannie Mae, 4.67%, 9/01/19	27,771	30,831
Fannie Mae, 4.45%, 10/01/19 - 1/01/21	1,123,122	1,250,702
Fannie Mae, 4.88%, 3/01/20	552,084	597,927
Fannie Mae, 4.14%, 8/01/20	41,019	45,082
Fannie Mae, 5.19%, 9/01/20	99,396	108,622
Fannie Mae, 3.416%, 10/01/20	925,017	988,908
Fannie Mae, 2.41%, 5/01/23	243,392	245,053

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Mortgage-Backed - continued
Fannie Mae, 2.55%, 5/01/23	$210,346	$213,748
Fannie Mae, 4.5%, 5/01/25	37,920	40,739
Fannie Mae, 3%, 3/01/27 - 4/01/30	2,764,419	2,891,887
Fannie Mae, 2.5%, 5/01/30	6,483,462	6,639,541
Fannie Mae, 3.5%, 1/01/42 - 6/01/43	4,336,038	4,546,058
Fannie Mae, 3.5%, 4/01/43	1,122,994	1,175,046
Fannie Mae, TBA, 3%, 7/01/30	14,941,273	15,583,282
Fannie Mae, TBA, 3%, 6/01/30 - 7/01/45	7,750,000	7,979,590
Fannie Mae, TBA, 5%, 6/01/45	10,324,000	11,483,837
Fannie Mae, TBA, 3.5%, 7/01/45	9,835,000	10,251,065
Fannie Mae, TBA, 4.5%, 7/01/45	11,212,000	12,174,480
Freddie Mac, 4%, 9/01/44	2,698,044	2,877,039
Freddie Mac, 1.655%, 11/25/16	1,277,929	1,291,066
Freddie Mac, 6%, 8/01/17 - 10/01/38	1,250,658	1,428,092
Freddie Mac, 1.426%, 8/25/17	1,656,000	1,669,225
Freddie Mac, 5%, 10/01/17 - 6/01/40	574,733	622,676
Freddie Mac, 3.882%, 11/25/17	855,000	905,278
Freddie Mac, 3.154%, 2/25/18	623,674	654,034
Freddie Mac, 2.699%, 5/25/18	2,460,000	2,558,218
Freddie Mac, 2.412%, 8/25/18	2,578,000	2,662,014
Freddie Mac, 2.303%, 9/25/18	1,515,000	1,560,095
Freddie Mac, 2.323%, 10/25/18	1,765,000	1,818,797
Freddie Mac, 1.72%, 1/25/19	1,500,000	1,507,559
Freddie Mac, 2.13%, 1/25/19	1,750,000	1,791,274
Freddie Mac, 2.086%, 3/25/19	1,400,000	1,429,890
Freddie Mac, 5.085%, 3/25/19	2,160,000	2,424,514
Freddie Mac, 1.883%, 5/25/19	1,000,000	1,012,852
Freddie Mac, 2.456%, 8/25/19	2,109,000	2,180,105
Freddie Mac, 4.186%, 8/25/19	1,484,668	1,625,835
Freddie Mac, 4.251%, 1/25/20	400,000	441,562
Freddie Mac, 4.224%, 3/25/20	99,963	110,451
Freddie Mac, 2.757%, 5/25/20	184,923	190,565
Freddie Mac, 3.32%, 7/25/20 - 2/25/23	831,006	882,365
Freddie Mac, 3.034%, 10/25/20	505,000	533,827
Freddie Mac, 2.856%, 1/25/21	1,344,000	1,406,645
Freddie Mac, 2.791%, 1/25/22	1,897,000	1,964,004
Freddie Mac, 2.682%, 10/25/22	1,626,000	1,668,816
Freddie Mac, 2.51%, 11/25/22	1,821,000	1,845,030
Freddie Mac, 3.25%, 4/25/23	1,700,000	1,802,355
Freddie Mac, 3.3%, 4/25/23	1,045,940	1,112,596
Freddie Mac, 3.06%, 7/25/23	330,000	344,819
Freddie Mac, 3.458%, 8/25/23	675,000	724,287
Freddie Mac, 4.5%, 9/01/24 - 6/01/41	1,804,816	1,962,425
Freddie Mac, 5.5%, 10/01/24 - 6/01/41	1,821,070	2,055,836
Freddie Mac, 2.67%, 12/25/24	2,555,000	2,574,794
Freddie Mac, 2.811%, 1/25/25	2,125,000	2,161,501
Freddie Mac, 4%, 7/01/25 - 11/01/43	1,110,415	1,184,463
Freddie Mac, 2.5%, 5/01/28 - 7/01/28	7,665,728	7,862,010
Freddie Mac, 6.5%, 5/01/37 - 2/01/38	59,825	68,733
Freddie Mac, 3.5%, 12/01/41 - 7/01/43	6,514,299	6,812,388
Freddie Mac, 3%, 4/01/43 - 5/01/43	4,502,883	4,568,588
Freddie Mac, TBA, 3%, 8/01/30	5,413,000	5,629,563
Freddie Mac, TBA, 3.5%, 8/01/45	1,465,000	1,520,150
Ginnie Mae, 3%, 2/15/43	286,932	295,474
Ginnie Mae, 5.5%, 5/15/33 - 1/20/42	643,945	743,457

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Mortgage-Backed - continued
Ginnie Mae, 4.5%, 7/20/33 - 11/20/44	$6,444,458	$7,027,333
Ginnie Mae, 4%, 10/15/39 - 1/20/45	12,088,117	12,884,241
Ginnie Mae, 3.5%, 12/15/41 - 6/20/43	6,340,797	6,674,200
Ginnie Mae, 3%, 7/20/43	1,727,923	1,778,063
Ginnie Mae, 5.612%, 4/20/58	50,921	52,093
Ginnie Mae, 6.357%, 4/20/58	39,001	40,736
Ginnie Mae, TBA, 3.5%, 6/01/45 - 8/01/45	14,086,000	14,760,241

		$278,731,015
Municipals - 0.4%
Houston, TX, Public Improvement Refunding, “A”, 5%, 3/01/25	$2,850,000	$3,421,197
New York Dormitory Authority Rev., State Personal Income Tax (General Purpose), “E”, 5%, 2/15/24	1,740,000	2,110,255
State of Washington, 5%, 7/01/25	2,750,000	3,340,782
University of California Limited Project Rev., “I”, 5%, 5/15/25	825,000	1,014,899
University of California Limited Project Rev., “J”, 4.131%, 5/15/45	2,070,000	2,006,927

		$11,894,060
Natural Gas - Distribution - 0.1%
GNL Quintero S.A., 4.634%, 7/31/29 (n)	$2,857,000	$2,926,205

Network & Telecom - 0.3%
Colombia Telecomunicaciones S.A., 8.5% to 3/30/20, FRN to 12/29/49 (n)	$3,023,000	$3,184,731
Columbus International, Inc., 7.375%, 3/30/21 (n)	2,592,000	2,809,080
Empresa Nacional de Telecomunicaciones S.A., 4.75%, 8/01/26 (n)	1,030,000	1,034,184
Telefonica Celular del Paraguay S.A., 6.75%, 12/13/22 (n)	3,437,000	3,641,501

		$10,669,496
Oil Services - 0.2%
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/01/22 (n)	$4,277,530	$3,865,604
QGOG Constellation S.A., 6.25%, 11/09/19 (n)	4,900,000	3,968,510

		$7,834,114
Other Banks & Diversified Financials - 0.5%
Banco de Credito del Peru, 6.125% to 4/24/22, FRN to 4/24/27 (n)	$2,760,000	$2,994,600
Banco Inbursa S.A. Institucion de Banca Multiple Grupo Financiero Inbursa, 4.125%, 6/06/24 (n)	4,079,000	4,022,914
BBVA Banco Continental S.A., 5%, 8/26/22 (n)	1,265,000	1,350,388
BBVA Bancomer S.A. de C.V., 6.5%, 3/10/21 (n)	1,770,000	1,960,275
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/22 (n)	1,788,000	2,030,274
Industrial Senior Trust, 5.5%, 11/01/22 (n)	2,082,000	2,035,155

		$14,393,606
Retailers - 0.2%
Cencosud S.A., 4.875%, 1/20/23 (n)	$3,733,000	$3,795,412
Cencosud S.A., 5.15%, 2/12/25 (n)	1,744,000	1,780,997
S.A.C.I. Falabella, 4.375%, 1/27/25 (n)	979,000	1,001,987

		$6,578,396
Specialty Chemicals - 0.1%
Mexichem S.A.B. de C.V., 5.875%, 9/17/44 (n)	$3,247,000	$3,151,214

Supranational - 0.0%
Inter-American Development Bank, 4.375%, 1/24/44	$511,000	$619,079

Telecommunications - Wireless - 0.5%
America Movil S.A.B. de C.V., 5%, 3/30/20	$877,000	$985,143
Comcel Trust, 6.875%, 2/06/24 (n)	2,895,000	3,104,888

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Telecommunications - Wireless - continued
Digicel Group Ltd., 6%, 4/15/21 (n)	$2,253,000	$2,224,838
Digicel Group Ltd., 7.125%, 4/01/22 (n)	1,141,000	1,109,623
Digicel Group Ltd., 6.75%, 3/01/23	1,317,000	1,307,122
Millicom International Cellular S.A., 4.75%, 5/22/20 (n)	2,419,000	2,400,954
Millicom International Cellular S.A., 6.625%, 10/15/21 (n)	2,582,000	2,743,375
MTS International Funding Ltd., 5%, 5/30/23 (n)	2,819,000	2,590,661

		$16,466,604
Telephone Services - 0.2%
B Communications Ltd., 7.375%, 2/15/21 (n)	$6,602,000	$7,039,383

Transportation - Services - 0.4%
HPHT Finance (15) Ltd., 2.875%, 3/17/20 (n)	$11,724,000	$11,831,521

U.S. Government Agencies and Equivalents - 1.1%
Aid-Egypt, 4.45%, 9/15/15	$170,000	$172,022
Aid-Tunisia, 2.452%, 7/24/21	728,000	743,566
Aid-Ukraine, 1.844%, 5/16/19	1,290,000	1,311,131
Aid-Ukraine, 1.847%, 5/29/20	1,680,000	1,684,753
Fannie Mae, 1.125%, 4/27/17	5,500,000	5,547,790
Fannie Mae, 0.875%, 5/21/18	4,000,000	3,980,492
Fannie Mae, 1.75%, 11/26/19	4,750,000	4,803,561
Fannie Mae, 1.625%, 1/21/20	7,500,000	7,528,155
Hashemite Kingdom of Jordan, 1.945%, 6/23/19	987,000	1,009,114
Hashemite Kingdom of Jordan, 2.503%, 10/30/20	1,108,000	1,152,659
Private Export Funding Corp., 2.25%, 3/15/20	419,000	427,062
Private Export Funding Corp., 1.875%, 7/15/18	850,000	862,904
Small Business Administration, 6.34%, 5/01/21	47,614	51,990
Small Business Administration, 6.07%, 3/01/22	44,108	48,192
Small Business Administration, 5.16%, 2/01/28	152,748	169,398
Small Business Administration, 2.21%, 2/01/33	371,764	368,512
Small Business Administration, 2.22%, 3/01/33	698,085	692,103
Small Business Administration, 3.15%, 7/01/33	782,302	816,431
Small Business Administration, 3.16%, 8/01/33	894,922	934,167
Small Business Administration, 3.62%, 9/01/33	747,047	798,296
Tennessee Valley Authority, 1.75%, 10/15/18	863,000	878,553

		$33,980,851
U.S. Treasury Obligations - 6.6%
U.S. Treasury Bonds, 9.25%, 2/15/16	$47,000	$50,007
U.S. Treasury Bonds, 6.375%, 8/15/27	106,000	152,706
U.S. Treasury Bonds, 5.25%, 2/15/29	2,965,000	3,962,444
U.S. Treasury Bonds, 4.5%, 2/15/36	231,000	300,282
U.S. Treasury Bonds, 4.375%, 2/15/38	346,000	441,772
U.S. Treasury Bonds, 4.5%, 8/15/39	11,474,000	14,933,227
U.S. Treasury Bonds, 3.125%, 2/15/43	3,137,900	3,293,568
U.S. Treasury Bonds, 2.875%, 5/15/43	22,065,500	22,070,663
U.S. Treasury Bonds, TIPS, 0.125%, 7/15/24	9,244,035	9,156,651
U.S. Treasury Notes, 0.375%, 2/15/16	30,815,700	30,849,412
U.S. Treasury Notes, 2.625%, 4/30/16	2,800,000	2,859,282
U.S. Treasury Notes, 0.875%, 12/31/16	23,778,000	23,926,612
U.S. Treasury Notes, 0.75%, 6/30/17	7,470,000	7,486,927
U.S. Treasury Notes, 2.625%, 4/30/18	1,752,000	1,837,820
U.S. Treasury Notes, 2.75%, 2/15/19	2,949,000	3,117,414
U.S. Treasury Notes, 3.125%, 5/15/19	1,116,000	1,196,474

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
U.S. Treasury Obligations - continued
U.S. Treasury Notes, 1%, 6/30/19	$27,606,000	$27,301,892
U.S. Treasury Notes, 2.625%, 8/15/20	6,082,000	6,412,234
U.S. Treasury Notes, 2%, 11/30/20	16,044,000	16,379,929
U.S. Treasury Notes, 3.125%, 5/15/21	9,191,000	9,937,052
U.S. Treasury Notes, 1.75%, 5/15/22	3,949,000	3,926,171
U.S. Treasury Notes, 2.5%, 8/15/23	11,151,000	11,610,109
U.S. Treasury Notes, 2.75%, 2/15/24	7,855,000	8,314,643
U.S. Treasury Notes, 2.5%, 5/15/24	2,330,000	2,417,012

		$211,934,303
Utilities - Electric Power - 0.8%
E.CL S.A., 5.625%, 1/15/21	$2,177,000	$2,421,912
E.CL S.A., 4.5%, 1/29/25 (n)	2,824,000	2,926,474
Empresa Electrica Angamos S.A., 4.875%, 5/25/29 (n)	4,107,000	4,142,936
Empresa Electrica Guacolda S.A., 4.56%, 4/30/25 (z)	6,270,000	6,195,111
Empresa Nacional de Electricidad S.A., 4.25%, 4/15/24	1,625,000	1,691,430
Greenko Dutch B.V., 8%, 8/01/19 (n)	2,261,000	2,176,213
Transelec S.A., 4.625%, 7/26/23 (n)	2,780,000	2,926,106
Transelec S.A., 4.25%, 1/14/25 (n)	2,631,000	2,693,989

		$25,174,171
Utilities - Gas - 0.1%
Transport de Gas Peru, 4.25%, 4/30/28 (n)	$3,039,000	$3,054,195
Total Bonds		$1,020,634,748

Common Stocks - 36.3%
Aerospace - 0.5%
General Dynamics Corp.	54,978	$7,705,716
Northrop Grumman Corp.	63,165	10,054,605

		$17,760,321
Airlines - 0.0%
Copa Holdings S.A., “A” (l)	17,429	$1,486,519

Automotive - 0.4%
Delphi Automotive PLC	59,948	$5,214,277
General Motors Co.	124,872	4,491,646
Johnson Controls, Inc.	46,226	2,404,677

		$12,110,600
Brokerage & Asset Managers - 0.2%
Waddell & Reed Financial, Inc., “A”	134,424	$6,422,779

Business Services - 0.1%
Accenture PLC, “A”	41,134	$3,950,509

Cable TV - 0.5%
Comcast Corp., “A”	60,052	$3,510,640
Time Warner Cable, Inc.	63,949	11,567,735

		$15,078,375
Chemicals - 0.5%
E.I. du Pont de Nemours & Co.	70,601	$5,013,377
LyondellBasell Industries N.V., “A”	118,984	12,029,282

		$17,042,659

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Computer Software - 0.4%
CA, Inc.	119,614	$3,642,246
Microsoft Corp.	174,899	8,195,767

		$11,838,013
Computer Software - Systems - 0.4%
EMC Corp.	113,713	$2,995,200
Hewlett-Packard Co.	123,887	4,137,826
Western Digital Corp.	64,380	6,268,037

		$13,401,063
Consumer Products - 0.4%
Procter & Gamble Co.	184,353	$14,451,432

Electrical Equipment - 0.1%
General Electric Co.	136,369	$3,718,783

Electronics - 1.0%
Broadcom Corp., “A”	217,309	$12,354,017
Intel Corp.	166,513	5,738,038
Microchip Technology, Inc.	141,247	6,939,465
Texas Instruments, Inc.	124,261	6,948,675

		$31,980,195
Energy - Independent - 1.3%
CVR Energy, Inc. (l)	77,294	$2,995,915
Hess Corp.	99,279	6,703,318
Marathon Petroleum Corp.	82,688	8,554,900
Noble Energy, Inc.	19,772	865,618
Occidental Petroleum Corp.	132,799	10,383,554
Valero Energy Corp.	194,390	11,515,664

		$41,018,969
Energy - Integrated - 0.7%
Chevron Corp.	111,594	$11,494,182
Exxon Mobil Corp.	125,436	10,687,147
Talen Energy Corp. (a)	25,400	516,118

		$22,697,447
Food & Beverages - 0.4%
Archer Daniels Midland Co.	111,295	$5,881,941
General Mills, Inc.	112,961	6,342,760

		$12,224,701
Food & Drug Stores - 0.4%
CVS Health Corp.	39,639	$4,058,241
Kroger Co.	102,181	7,438,777

		$11,497,018
Forest & Paper Products - 0.1%
International Paper Co.	46,092	$2,388,948

Furniture & Appliances - 0.2%
Whirlpool Corp.	33,537	$6,179,192

Gaming & Lodging - 0.1%
Las Vegas Sands Corp.	58,423	$2,969,641

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
General Merchandise - 0.6%
Kohl’s Corp.	147,633	$9,668,485
Target Corp.	106,019	8,409,427

		$18,077,912
Health Maintenance Organizations - 0.4%
Anthem, Inc.	69,052	$11,590,378

Insurance - 1.9%
ACE Ltd.	19,179	$2,042,180
Everest Re Group Ltd.	55,094	10,000,112
Lincoln National Corp.	109,048	6,216,826
MetLife, Inc.	254,410	13,295,467
Prudential Financial, Inc.	123,073	10,413,207
Travelers Cos., Inc.	103,576	10,473,605
Validus Holdings Ltd.	240,838	10,334,358

		$62,775,755
Leisure & Toys - 0.1%
Electronic Arts, Inc. (a)	52,791	$3,312,899

Machinery & Tools - 0.5%
Caterpillar, Inc.	36,900	$3,148,308
Cummins, Inc.	22,187	3,007,448
Eaton Corp. PLC	59,013	4,224,741
Joy Global, Inc.	117,346	4,569,453

		$14,949,950
Major Banks - 2.4%
Bank of America Corp.	258,171	$4,259,822
Goldman Sachs Group, Inc.	80,414	16,580,563
JPMorgan Chase & Co.	409,614	26,944,409
PNC Financial Services Group, Inc.	35,138	3,362,355
Wells Fargo & Co.	483,607	27,062,648

		$78,209,797
Medical & Health Technology & Services - 0.1%
Capital Senior Living Corp. (a)	157,601	$4,059,802

Medical Equipment - 0.6%
Abbott Laboratories	121,472	$5,903,539
Medtronic PLC	148,765	11,353,745
Thermo Fisher Scientific, Inc.	19,052	2,469,711

		$19,726,995
Natural Gas - Pipeline - 0.1%
Williams Partners LP	65,809	$3,677,407

Network & Telecom - 0.5%
Cisco Systems, Inc.	593,268	$17,388,685

Oil Services - 0.1%
Ensco PLC, “A”	157,746	$3,707,031

Other Banks & Diversified Financials - 1.2%
Assured Guaranty Ltd.	78,470	$2,243,457
BB&T Corp.	213,192	8,414,688

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Other Banks & Diversified Financials - continued
Citigroup, Inc.	222,878	$12,053,242
Discover Financial Services	199,514	11,625,681
Western Union Co.	256,339	5,626,641

		$39,963,709
Pharmaceuticals - 1.9%
Bristol-Myers Squibb Co.	252,338	$16,301,035
Eli Lilly & Co.	151,152	11,925,893
Johnson & Johnson	96,169	9,630,364
Merck & Co., Inc.	277,541	16,899,471
Pfizer, Inc.	143,256	4,978,146

		$59,734,909
Pollution Control - 0.1%
Republic Services, Inc.	43,825	$1,765,709

Real Estate - 15.0%
Alexandria Real Estate Equities, Inc., REIT	208,564	$19,340,140
AvalonBay Communities, Inc., REIT	189,584	31,565,736
Big Yellow Group PLC, REIT	473,371	4,720,839
Corporate Office Properties Trust, REIT	548,283	14,074,425
EastGroup Properties, Inc., REIT	72,590	4,038,182
Equity Lifestyle Properties, Inc., REIT	513,657	28,143,267
Federal Realty Investment Trust, REIT	91,379	12,287,734
Gramercy Property Trust, Inc., REIT	502,779	13,378,949
Home Properties, Inc., REIT	282,595	21,002,460
InfraREIT, Inc.	213,384	6,465,535
Iron Mountain, Inc., REIT	205,075	7,479,085
Medical Properties Trust, Inc., REIT	1,413,067	19,161,189
Mid-America Apartment Communities, Inc., REIT	336,292	25,689,346
National Health Investors, Inc., REIT	165,519	10,947,427
Plum Creek Timber Co. Inc., REIT	550,792	22,725,678
Public Storage, Inc., REIT	189,609	36,696,926
Rexford Industrial Realty, Inc., REIT	1,387,832	20,248,469
Simon Property Group, Inc., REIT	296,841	53,846,957
Starwood Property Trust, Inc., REIT	599,749	14,328,004
Tanger Factory Outlet Centers, Inc., REIT	606,685	20,402,817
Urban Edge Properties, REIT	480,573	10,380,377
Ventas, Inc., REIT	379,923	25,272,478
Vornado Realty Trust, REIT	288,578	28,826,056
Weyerhaeuser Co., REIT	313,065	10,193,396
WP GLIMCHER, Inc., REIT	1,629,841	22,931,863

		$484,147,335
Specialty Stores - 0.3%
Best Buy Co., Inc.	148,337	$5,147,294
L Brands, Inc.	37,322	3,229,099

		$8,376,393
Telecommunications - Wireless - 0.4%
American Tower Corp., REIT	152,019	$14,105,843

Telephone Services - 0.6%
AT&T, Inc.	85,204	$2,942,946
CenturyLink, Inc.	114,699	3,812,595

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Telephone Services - continued
Frontier Communications Corp.	1,035,876	$5,334,761
Verizon Communications, Inc.	150,536	7,442,500

		$19,532,802
Tobacco - 0.5%
Altria Group, Inc.	136,247	$6,975,846
Philip Morris International, Inc.	92,323	7,669,272

		$14,645,118
Utilities - Electric Power - 1.3%
AES Corp.	343,057	$4,665,575
Alliant Energy Corp.	99,374	6,091,626
American Electric Power Co., Inc.	166,373	9,365,136
Edison International	22,903	1,392,731
Entergy Corp.	54,674	4,180,921
Great Plains Energy, Inc.	189,121	4,930,384
OGE Energy Corp.	50,471	1,589,837
PG&E Corp.	86,672	4,634,352
PPL Corp. (a)	203,196	6,496,176

		$43,346,738
Total Common Stocks		$1,171,312,331

Convertible Preferred Stocks - 0.1%
Pharmaceuticals - 0.1%
Actavis PLC, 5.5%	$2,070	$2,194,138
Issuer/Expiration Date/Strike Price	Number of Contracts
Put Options Purchased - 0.1%
iShares Dow Jones U.S. Real Estate - June 2015 @ $60	1,500	$3,000
iShares Dow Jones U.S. Real Estate - June 2015 @ $73	3,200	169,600
iShares Dow Jones U.S. Real Estate - September 2015 @ $70	4,000	476,000
iShares Dow Jones U.S. Real Estate - January 2016 @ $68	4,000	844,000
iShares Dow Jones U.S. Real Estate - January 2016 @ $70	3,200	857,600
S&P 500 Index - June 2015 @ $1,700	220	4,400
Total Put Options Purchased		$2,354,600
Issuer	Shares/Par
Underlying Affiliated Funds - 29.4%
MFS High Yield Pooled Portfolio (v)	98,543,609	$947,004,084

Money Market Funds - 3.8%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	123,751,934	$123,751,934

Collateral for Securities Loaned - 0.1%
JPMorgan Prime Money Market Fund, 0.1%, at Net Asset Value (j)	2,273,741	$2,273,741
Total Investments		$3,269,525,576

Other Assets, Less Liabilities - (1.5)%		(48,780,482)
Net Assets - 100.0%		$3,220,745,094

(a)	Non-income producing security.
(d)	In default.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued

(l)	A portion of this security is on loan.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $327,479,539, representing 10.2% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
BRF S.A., 2.75%, 6/03/22	5/29/15	$1,811,657	$1,811,657
Empresa Electrica Guacolda S.A., 4.56%, 4/30/25	4/23/15	6,266,513	6,195,111
JB Y Co. S.A. de C.V., 3.75%, 5/13/25	5/06/15	587,125	593,000
Office Cherifien des Phosphates, 4.5%, 10/22/25	4/15/15-4/16/15	2,866,841	$2,825,550
Total Restricted Securities			$11,425,318
% of Net assets			0.4%

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
TIPS	Treasury Inflation Protected Security

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

Derivative Contracts at 5/31/15

Forward Foreign Currency Exchange Contracts at 5/31/15

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
SELL	EUR	Goldman Sachs International	6,043,834	7/10/15	$6,600,487	$6,641,334	$(40,847)

Swap Agreements at 5/31/15

Expiration	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Liability Derivatives
Credit Default Swap Agreements
6/20/20	USD	6,148,000	Barclays Bank (a)	1% (fixed rate)	(1)	$(373,565)

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by Federal Republic of Brazil, 4.25%, 1/7/25, a BBB rated bond. The fund entered into the contract to gain issuer exposure.

(a)	Net unamortized premiums received by the fund amounted to $529,517

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap agreement, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

At May 31, 2015, the fund had cash collateral of $520,000 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

5/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

The investments of the fund and the High Yield Pooled Portfolio are valued as described below.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other

Supplemental Information (unaudited) – continued

financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts and swap agreements. The following is a summary of the levels used as of May 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,161,452,935	$8,200,776	$—	$1,169,653,711
United Kingdom	4,720,839	—	—	4,720,839
Panama	1,486,519	—	—	1,486,519
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	248,851,139	—	248,851,139
Non-U.S. Sovereign Debt	—	248,109,473	—	248,109,473
Municipal Bonds	—	11,894,060	—	11,894,060
U.S. Corporate Bonds	—	1,505,006	—	1,505,006
Residential Mortgage-Backed Securities	—	278,731,024	—	278,731,024
Commercial Mortgage-Backed Securities	—	16,761,121	—	16,761,121
Foreign Bonds	—	214,782,925	—	214,782,925
Mutual Funds	1,073,029,759	—	—	1,073,029,759
Total Investments	$2,240,690,052	$1,028,835,524	$—	$3,269,525,576

Other Financial Instruments
Swap Agreements	$—	$(373,565)	$—	$(373,565)
Forward Foreign Currency Exchange Contracts	—	(40,847)	—	(40,847)

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $3,000 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$3,102,626,456
Gross unrealized appreciation	197,576,421
Gross unrealized depreciation	(30,677,301)
Net unrealized appreciation (depreciation)	$166,899,120

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS High Yield Pooled Portfolio	90,320,953	10,345,342	(2,122,686)	98,543,609
MFS Institutional Money Market Portfolio	127,915,154	171,590,157	(175,753,377)	123,751,934

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS High Yield Pooled Portfolio	$(883,586)	$—	$13,962,434	$947,004,084
MFS Institutional Money Market Portfolio	—	—	30,057	123,751,934

	$(883,586)	$—	$13,992,491	$1,070,756,018

QUARTERLY REPORT

May 31, 2015

MFS® GLOBAL REAL ESTATE FUND

PORTFOLIO OF INVESTMENTS

5/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 97.1%
Medical & Health Technology & Services - 0.4%
Capital Senior Living Corp. (a)	71,674	$1,846,322

Real Estate - 95.1%
Advance Residence Investment Corp., REIT	2,391	$5,761,170
Alexandria Real Estate Equities, Inc., REIT	92,215	8,551,097
Ascendas India Trust, REIT	15,946,200	10,448,895
Atrium European Real Estate Ltd.	1,676,029	7,729,447
AvalonBay Communities, Inc., REIT	83,825	13,956,863
Big Yellow Group PLC, REIT	935,367	9,328,237
British Land Co. PLC, REIT	636,072	8,380,126
Corporate Office Properties Trust, REIT	285,699	7,333,893
Dream Office, REIT	576,293	12,034,681
EastGroup Properties, Inc., REIT	37,098	2,063,762
Equity Lifestyle Properties, Inc., REIT	265,690	14,557,155
Federal Realty Investment Trust, REIT	40,404	5,433,126
Gramercy Property Trust, Inc., REIT	227,620	6,056,968
Grand City Properties S.A. (a)	105,415	1,842,017
Hang Lung Properties Ltd.	3,904,256	12,336,677
Henderson Land Development Co. Ltd.	1,228,972	9,914,324
Hibernia PLC, REIT	4,720,012	6,656,242
Home Properties, Inc., REIT	144,750	10,757,820
InfraREIT, Inc.	91,470	2,771,541
Intu Properties PLC, REIT	1,365,749	6,978,214
Kenedix Office Investment Corp., REIT	1,588	8,281,851
Lar Espana Real Estate Socimi S.A., REIT	678,599	7,751,175
LEG Immobilien AG	65,437	4,792,974
Link REIT	1,572,905	9,128,697
LondonMetric Property PLC, REIT	1,309,093	3,411,394
Mapletree Logistics Trust, REIT	9,904,300	8,548,085
Medical Properties Trust, Inc., REIT	632,322	8,574,286
Mid-America Apartment Communities, Inc., REIT	169,328	12,934,966
Mitsubishi Estate Co. Ltd.	701,135	15,599,172
Mitsui Fudosan Co. Ltd.	519,274	15,084,629
National Health Investors, Inc., REIT	73,183	4,840,324
NTT Urban Development Corp.	370,400	3,846,958
Plum Creek Timber Co. Inc., REIT	304,188	12,550,797
Prologis Property Mexico S.A. de C.V., REIT	1,274,006	2,179,202
Public Storage, Inc., REIT	95,925	18,565,325
Quintain Estates & Development PLC (a)	5,006,988	8,303,158
Rexford Industrial Realty, Inc., REIT	662,432	9,664,883
Simon Property Group, Inc., REIT	127,819	23,186,367
Sino Land Co. Ltd.	4,726,000	8,067,771
Starwood Property Trust, Inc., REIT	265,176	6,335,055
TAG Immobilien AG	261,861	3,367,819
Tanger Factory Outlet Centers, Inc., REIT	289,579	9,738,542
Unibail-Rodamco, REIT	47,003	12,072,131
Urban Edge Properties, REIT	206,006	4,449,730
Ventas, Inc., REIT	182,803	12,160,056
Vornado Realty Trust, REIT	144,743	14,458,378
Westfield Corp., REIT	1,612,928	11,851,690
Weyerhaeuser Co., REIT	175,833	5,725,122
WP GLIMCHER, Inc., REIT	802,037	11,284,661

		$439,647,453

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Telecommunications - Wireless - 1.6%
American Tower Corp., REIT	79,965	$7,419,952
Total Common Stocks		$448,913,727

Money Market Funds - 2.6%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	12,175,467	$12,175,467
Total Investments		$461,089,194

Other Assets, Less Liabilities - 0.3%		1,208,267
Net Assets - 100.0%		$462,297,461

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

5/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$235,216,991	$—	$—	$235,216,991
Japan	—	48,573,780	—	48,573,780
Hong Kong	31,379,698	8,067,771	—	39,447,469
United Kingdom	36,401,129	—	—	36,401,129
Singapore	—	18,996,980	—	18,996,980
France	12,072,131	—	—	12,072,131
Canada	12,034,681	—	—	12,034,681
Australia	—	11,851,690	—	11,851,690
Germany	10,002,810	—	—	10,002,810
Other Countries	24,316,066	—	—	24,316,066
Mutual Funds	12,175,467	—	—	12,175,467
Total Investments	$373,598,973	$87,490,221	$—	$461,089,194

3

Supplemental Information (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $87,490,221 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$378,085,264
Gross unrealized appreciation	87,300,358
Gross unrealized depreciation	(4,296,428)
Net unrealized appreciation (depreciation)	$83,003,930

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	11,849,633	43,063,789	(42,737,955)	12,175,467

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,328	$12,175,467

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of May 31, 2015, are as follows:

United States	53.7%
Japan	10.5%
Hong Kong	8.5%
United Kingdom	7.9%
Singapore	4.1%
France	2.6%
Canada	2.6%
Australia	2.6%
Germany	2.2%
Other Countries	5.3%

4

QUARTERLY REPORT

May 31, 2015

MFS® GOVERNMENT SECURITIES FUND

PORTFOLIO OF INVESTMENTS

5/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Bonds - 98.6%
Agency - Other - 4.1%
Financing Corp., 10.7%, 10/06/17	$14,360,000	$17,596,787
Financing Corp., 9.4%, 2/08/18	11,750,000	14,331,287
Financing Corp., 9.8%, 4/06/18	14,975,000	18,674,124
Financing Corp., 10.35%, 8/03/18	15,165,000	19,545,653
Financing Corp., STRIPS, 0%, 11/30/17	18,780,000	18,287,588

		$88,435,439
Asset-Backed & Securitized - 3.2%
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/49	$4,260,000	$4,457,272
Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 12/10/46	8,956,453	9,385,153
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/48	4,290,000	4,414,363
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 5.949%, 9/15/39	4,082,750	4,353,334
Credit Suisse Commercial Mortgage Trust, “AM”, FRN, 5.7%, 6/15/39	4,878,716	5,106,225
Credit Suisse Commercial Mortgage Trust, “C4”, FRN, 5.949%, 9/15/39	4,632,039	4,977,992
Csail Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/57	341,994	356,599
CWCapital Cobalt Ltd., “A4”, FRN, 5.765%, 5/15/46	6,566,144	7,032,577
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/50	5,500,000	5,688,794
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.939%, 2/15/51	283,743	284,168
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.774%, 6/15/49	9,239,502	9,815,095
Morgan Stanley Capital I Trust, “AM”, FRN, 5.684%, 4/15/49	5,336,000	5,592,896
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/48	5,531,348	5,774,170
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, “A5”, 3.148%, 5/15/48	2,177,277	2,212,571

		$69,451,209
Automotive - 0.1%
Hyundai Capital America, 2%, 3/19/18 (n)	$3,122,000	$3,141,288

Local Authorities - 0.4%
Nashville & Davidson County, TN, Metropolitan Government Convention Center Authority (Build America Bonds), 6.731%, 7/01/43	$4,855,000	$6,227,460
University of California Rev. (Build America Bonds), 5.77%, 5/15/43	2,750,000	3,428,617

		$9,656,077
Mortgage-Backed - 49.0%
Fannie Mae, 4.7%, 8/01/15	$27,291	$27,353
Fannie Mae, 4.78%, 8/01/15	1,676,995	1,682,052
Fannie Mae, 5.431%, 11/01/15	3,242,772	3,256,678
Fannie Mae, 5.08%, 2/01/16 - 4/01/19	1,864,865	1,972,881
Fannie Mae, 5.144%, 2/01/16	753,573	760,747
Fannie Mae, 5.432%, 2/01/16	3,254,310	3,313,176
Fannie Mae, 5.288%, 4/01/16	1,059,706	1,082,270
Fannie Mae, 6.5%, 4/01/16 - 10/01/37	4,211,150	4,929,013
Fannie Mae, 5.733%, 7/01/16	3,130,709	3,260,886
Fannie Mae, 5.09%, 12/01/16	580,517	612,137
Fannie Mae, 5.27%, 12/01/16	610,745	641,912
Fannie Mae, 5.45%, 12/01/16 - 4/01/17	727,870	770,296
Fannie Mae, 4.949%, 1/01/17	401,887	400,871
Fannie Mae, 5.05%, 1/01/17 - 8/01/19	2,867,380	3,049,815
Fannie Mae, 5.06%, 1/01/17	1,717,521	1,796,068
Fannie Mae, 5.3%, 4/01/17	701,971	738,933
Fannie Mae, 5.514%, 4/01/17	980,441	1,052,605
Fannie Mae, 5.38%, 5/01/17	1,856,096	1,962,547

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Mortgage-Backed - continued
Fannie Mae, 1.9%, 6/01/17	$781,802	$790,651
Fannie Mae, 5.5%, 8/01/17 - 8/01/38	40,153,051	45,449,599
Fannie Mae, 6%, 8/01/17 - 12/01/37	11,493,010	13,145,850
Fannie Mae, 3.359%, 12/01/17	4,076,479	4,261,326
Fannie Mae, 5.251%, 1/01/18	458,582	475,639
Fannie Mae, 3.8%, 2/01/18	1,641,386	1,743,326
Fannie Mae, 3.91%, 2/01/18	1,634,011	1,731,968
Fannie Mae, 4%, 3/01/18 - 2/01/45	135,869,555	145,271,319
Fannie Mae, 4.19%, 3/01/18	865,251	923,512
Fannie Mae, 3.99%, 4/01/18	1,600,000	1,708,140
Fannie Mae, 5.37%, 5/01/18	1,836,372	2,035,502
Fannie Mae, 5.68%, 6/01/18	1,059,402	1,169,460
Fannie Mae, 2.578%, 9/25/18	9,100,000	9,408,590
Fannie Mae, 5.6%, 1/01/19	1,093,325	1,215,467
Fannie Mae, 5.47%, 2/01/19	367,237	412,459
Fannie Mae, 5.1%, 3/01/19	372,145	414,405
Fannie Mae, 5%, 4/01/19 - 5/01/41	32,639,081	36,185,849
Fannie Mae, 5.28%, 4/01/19	549,600	615,973
Fannie Mae, 4.84%, 5/01/19	567,464	628,907
Fannie Mae, 4.5%, 6/01/19 - 4/01/44	72,014,754	78,289,170
Fannie Mae, 4.83%, 8/01/19 - 9/01/19	1,521,336	1,695,376
Fannie Mae, 4.838%, 8/01/19	3,589,132	4,003,610
Fannie Mae, 4.67%, 9/01/19	1,170,343	1,299,327
Fannie Mae, 4.94%, 9/01/19	404,097	451,330
Fannie Mae, 4.88%, 3/01/20	690,002	747,297
Fannie Mae, 4.14%, 8/01/20	1,376,979	1,513,384
Fannie Mae, 5.19%, 9/01/20	1,794,483	1,961,041
Fannie Mae, 2.41%, 5/01/23	1,574,322	1,585,067
Fannie Mae, 2.55%, 5/01/23	1,358,566	1,380,540
Fannie Mae, 2.59%, 5/01/23	859,628	875,698
Fannie Mae, 4.5%, 5/01/25	646,354	694,402
Fannie Mae, 3%, 3/01/27 - 4/01/30	10,700,687	11,198,255
Fannie Mae, 2.5%, 5/01/28 - 5/01/30	7,213,351	7,394,267
Fannie Mae, 3.5%, 1/01/42	5,973,365	6,271,782
Fannie Mae, 3.5%, 4/01/43	9,983,783	10,446,542
Fannie Mae, TBA, 3%, 7/01/30	19,528,451	20,367,566
Fannie Mae, TBA, 3%, 6/01/30 - 7/01/45	22,533,000	23,321,579
Fannie Mae, TBA, 3.5%, 7/01/45	19,917,000	20,759,579
Fannie Mae, TBA, 4.5%, 7/01/45	18,000,000	19,545,187
Freddie Mac, 4%, 9/01/44	14,683,828	15,657,992
Freddie Mac, 6.5%, 4/01/16 - 2/01/38	1,152,372	1,318,889
Freddie Mac, 1.655%, 11/25/16	8,873,478	8,964,697
Freddie Mac, 6%, 8/01/17 - 10/01/38	9,351,357	10,597,181
Freddie Mac, 3.882%, 11/25/17	5,323,000	5,636,019
Freddie Mac, 3.154%, 2/25/18	5,086,452	5,334,055
Freddie Mac, 2.412%, 8/25/18	7,256,000	7,492,466
Freddie Mac, 5%, 9/01/18 - 6/01/40	10,215,789	11,276,157
Freddie Mac, 2.303%, 9/25/18	2,438,882	2,511,478
Freddie Mac, 2.323%, 10/25/18	4,783,000	4,928,786
Freddie Mac, 2.13%, 1/25/19	10,400,000	10,645,284
Freddie Mac, 5.085%, 3/25/19	6,865,000	7,705,688
Freddie Mac, 1.883%, 5/25/19	1,100,000	1,114,137
Freddie Mac, 2.456%, 8/25/19	4,923,000	5,088,979
Freddie Mac, 4.186%, 8/25/19	2,800,000	3,066,232

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Mortgage-Backed - continued
Freddie Mac, 4.251%, 1/25/20	$3,106,000	$3,428,732
Freddie Mac, 2.313%, 3/25/20	6,978,000	7,157,160
Freddie Mac, 4.224%, 3/25/20	4,281,146	4,730,298
Freddie Mac, 2.757%, 5/25/20	4,880,875	5,029,785
Freddie Mac, 3.32%, 7/25/20 - 2/25/23	9,139,877	9,632,946
Freddie Mac, 3.034%, 10/25/20	3,117,000	3,294,928
Freddie Mac, 2.856%, 1/25/21	4,724,000	4,944,190
Freddie Mac, 5.5%, 4/01/21 - 1/01/38	11,864,874	13,392,973
Freddie Mac, 2.791%, 1/25/22	6,917,000	7,161,315
Freddie Mac, 2.682%, 10/25/22	2,394,000	2,457,039
Freddie Mac, 4.5%, 11/01/22 - 6/01/41	10,156,065	11,007,594
Freddie Mac, 2.51%, 11/25/22	6,640,000	6,727,621
Freddie Mac, 3.25%, 4/25/23	9,000,000	9,541,881
Freddie Mac, 3.3%, 4/25/23	4,629,861	4,924,913
Freddie Mac, 3.06%, 7/25/23	2,074,000	2,167,137
Freddie Mac, 3.458%, 8/25/23	4,600,000	4,935,883
Freddie Mac, 2.67%, 12/25/24	10,788,000	10,871,575
Freddie Mac, 2.811%, 1/25/25	9,000,000	9,154,593
Freddie Mac, 4%, 7/01/25 - 11/01/43	9,486,199	10,129,501
Freddie Mac, 2.5%, 2/01/28 - 7/01/28	45,341,761	46,502,926
Freddie Mac, 3.5%, 12/01/41 - 3/01/43	51,442,025	53,800,848
Freddie Mac, 3%, 4/01/43 - 5/01/43	26,174,207	26,556,231
Freddie Mac, TBA, 3%, 8/01/30	19,625,000	20,410,154
Freddie Mac, TBA, 3.5%, 8/01/45	5,303,000	5,502,633
Ginnie Mae, 5.5%, 3/15/33 - 1/20/42	9,199,246	10,603,934
Ginnie Mae, 4.5%, 7/20/33 - 9/20/41	23,070,385	25,443,187
Ginnie Mae, 4%, 10/15/39 - 1/20/45	46,542,916	49,629,829
Ginnie Mae, 3.5%, 12/15/41 - 7/20/43	39,782,823	41,890,715
Ginnie Mae, 3%, 7/20/43	12,337,212	12,695,210
Ginnie Mae, 5.612%, 4/20/58	1,900,547	1,944,288
Ginnie Mae, 6.357%, 4/20/58	923,905	965,015
Ginnie Mae, TBA, 3.5%, 6/01/45 - 8/01/45	26,132,000	27,381,095

		$1,068,053,350
Municipals - 1.3%
Houston, TX, Public Improvement Refunding, “A”, 5%, 3/01/25	$1,230,000	$1,476,517
New York Dormitory Authority Rev., State Personal Income Tax (General Purpose), “E”, 5%, 2/15/24	7,575,000	9,186,884
State of Washington, 5%, 7/01/25	10,135,000	12,312,302
University of California Limited Project Rev., “I”, 5%, 5/15/25	2,150,000	2,644,887
University of California Limited Project Rev., “J”, 4.131%, 5/15/45	2,750,000	2,666,207

		$28,286,797
Supranational - 0.2%
Inter-American Development Bank, 4.375%, 1/24/44	$2,796,000	$3,387,365

U.S. Government Agencies and Equivalents - 3.3%
Aid-Egypt, 4.45%, 9/15/15	$6,204,000	$6,277,784
Aid-Tunisia, 2.452%, 7/24/21	4,063,000	4,149,875
Aid-Ukraine, 1.844%, 5/16/19	7,271,000	7,390,106
Aid-Ukraine, 1.847%, 5/29/20	3,250,000	3,259,195
Hashemite Kingdom of Jordan, 1.945%, 6/23/19	5,532,000	5,655,944
Hashemite Kingdom of Jordan, 2.503%, 10/30/20	6,688,000	6,957,567
Private Export Funding Corp., 2.25%, 3/15/20	1,681,000	1,713,344
Private Export Funding Corp., 1.875%, 7/15/18	5,330,000	5,410,915
Small Business Administration, 6.35%, 4/01/21	291,980	317,813

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
U.S. Government Agencies and Equivalents - continued
Small Business Administration, 6.34%, 5/01/21	$309,493	$337,932
Small Business Administration, 6.44%, 6/01/21	363,182	398,213
Small Business Administration, 6.625%, 7/01/21	351,838	385,966
Small Business Administration, 6.07%, 3/01/22	320,095	349,738
Small Business Administration, 4.98%, 11/01/23	482,829	528,378
Small Business Administration, 4.89%, 12/01/23	1,352,578	1,461,961
Small Business Administration, 4.77%, 4/01/24	1,091,611	1,167,290
Small Business Administration, 5.52%, 6/01/24	745,329	817,378
Small Business Administration, 4.99%, 9/01/24	1,047,551	1,134,344
Small Business Administration, 4.86%, 10/01/24	715,787	767,285
Small Business Administration, 4.86%, 1/01/25	1,417,660	1,530,057
Small Business Administration, 5.11%, 4/01/25	1,099,035	1,195,306
Small Business Administration, 2.21%, 2/01/33	2,958,474	2,932,594
Small Business Administration, 2.22%, 3/01/33	5,323,447	5,277,831
Small Business Administration, 3.15%, 7/01/33	4,898,808	5,112,527
Small Business Administration, 3.16%, 8/01/33	1,789,843	1,868,333
Small Business Administration, 3.62%, 9/01/33	1,867,618	1,995,739
Tennessee Valley Authority, 1.75%, 10/15/18	4,231,000	4,307,251
U.S. Department of Housing & Urban Development, 6.36%, 8/01/16	310,000	311,088
U.S. Department of Housing & Urban Development, 6.59%, 8/01/16	138,000	139,472

		$73,151,226
U.S. Treasury Obligations - 37.0%
U.S. Treasury Bonds, 7.5%, 11/15/16	$3,421,000	$3,768,981
U.S. Treasury Bonds, 6.25%, 8/15/23	1,445,000	1,918,463
U.S. Treasury Bonds, 6%, 2/15/26	5,933,000	8,127,284
U.S. Treasury Bonds, 6.75%, 8/15/26	981,000	1,428,352
U.S. Treasury Bonds, 6.375%, 8/15/27	2,309,000	3,326,403
U.S. Treasury Bonds, 5.25%, 2/15/29	2,438,000	3,258,158
U.S. Treasury Bonds, 5%, 5/15/37	4,133,000	5,732,277
U.S. Treasury Bonds, 4.375%, 2/15/38	9,535,000	12,174,259
U.S. Treasury Bonds, 4.5%, 8/15/39	52,734,300	68,632,848
U.S. Treasury Bonds, 3.125%, 2/15/43	28,535,600	29,951,223
U.S. Treasury Bonds, 2.875%, 5/15/43	31,247,500	31,254,812
U.S. Treasury Bonds, TIPS, 0.125%, 7/15/24	37,784,597	37,427,419
U.S. Treasury Notes, 0.375%, 2/15/16 (f)	132,408,600	132,553,455
U.S. Treasury Notes, 2.625%, 4/30/16	4,787,000	4,888,350
U.S. Treasury Notes, 0.875%, 12/31/16	101,987,000	102,624,419
U.S. Treasury Notes, 4.75%, 8/15/17	11,447,000	12,462,921
U.S. Treasury Notes, 2.625%, 4/30/18	26,085,000	27,362,748
U.S. Treasury Notes, 2.75%, 2/15/19	19,471,600	20,583,604
U.S. Treasury Notes, 1%, 6/30/19	150,559,000	148,900,442
U.S. Treasury Notes, 2.625%, 8/15/20	32,222,000	33,971,558
U.S. Treasury Notes, 2%, 11/30/20	6,679,000	6,818,845
U.S. Treasury Notes, 3.125%, 5/15/21	63,935,000	69,124,732
U.S. Treasury Notes, 1.75%, 5/15/22	11,327,000	11,261,519
U.S. Treasury Notes, 2.75%, 2/15/24	11,433,000	12,102,013
U.S. Treasury Notes, 2.5%, 5/15/24	17,879,000	18,546,673

		$808,201,758
Total Bonds		$2,151,764,509

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Money Market Funds - 8.2%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	178,127,935	$178,127,935
Total Investments		$2,329,892,444

Other Assets, Less Liabilities - (6.8)%		(148,366,185)
Net Assets - 100.0%		$2,181,526,259

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $3,141,288, representing 0.14% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
TIPS	Treasury Inflation Protected Security

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Futures Contracts at 5/31/15

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Long)	USD	120	$15,322,500	September - 2015	$71,781

At May 31, 2015, the fund had liquid securities with an aggregate value of $172,187 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

Supplemental Information

5/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of May 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$969,788,423	$—	$969,788,423
Non-U.S. Sovereign Debt	—	3,387,365	—	3,387,365
Municipal Bonds	—	28,286,797	—	28,286,797
U.S. Corporate Bonds	—	9,656,077	—	9,656,077
Residential Mortgage-Backed Securities	—	1,068,053,350	—	1,068,053,350
Commercial Mortgage-Backed Securities	—	69,451,209	—	69,451,209
Foreign Bonds	—	3,141,288	—	3,141,288
Mutual Funds	178,127,935	—	—	178,127,935
Total Investments	$178,127,935	$2,151,764,509	$—	$2,329,892,444

Other Financial Instruments
Futures Contracts	$71,781	$—	$—	$71,781

For further information regarding security characteristics, see the Portfolio of Investments.

6

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$2,266,114,326
Gross unrealized appreciation	67,677,430
Gross unrealized depreciation	(3,899,312)
Net unrealized appreciation (depreciation)	$63,778,118

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	197,486,928	194,366,097	(213,725,090)	178,127,935

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$45,111	$178,127,935

7

QUARTERLY REPORT

May 31, 2015

MFS® NEW DISCOVERY VALUE FUND

PORTFOLIO OF INVESTMENTS

5/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 98.0%
Apparel Manufacturers - 0.7%
Sequential Brands Group, Inc. (a)	195,162	$2,726,411

Automotive - 1.2%
Fenix Parts, Inc. (a)	437,940	$4,361,882

Broadcasting - 1.0%
Stroer Out-of-Home Media AG	89,748	$3,753,554

Brokerage & Asset Managers - 1.9%
NASDAQ OMX Group, Inc.	131,391	$6,799,484

Business Services - 5.1%
Forrester Research, Inc.	104,549	$3,555,711
Global Payments, Inc.	54,000	5,636,520
RE/MAX Holdings, Inc., “A”	88,706	2,967,216
Resources Connection, Inc.	410,388	6,438,988

		$18,598,435
Computer Software - 0.3%
Rovi Corp. (a)	56,925	$954,063

Computer Software - Systems - 4.7%
Ingram Micro, Inc., “A” (a)	194,175	$5,205,832
Model N, Inc. (a)	236,616	2,735,281
NICE Systems Ltd., ADR	99,459	6,236,079
Sabre Corp.	116,024	3,027,066

		$17,204,258
Construction - 2.0%
Beacon Roofing Supply, Inc. (a)	107,373	$3,367,217
Interface, Inc.	156,773	3,375,323
Owens Corning	9,130	386,747

		$7,129,287
Consumer Products - 1.4%
Sensient Technologies Corp.	76,426	$5,174,040

Consumer Services - 2.8%
Capella Education Co.	56,222	$2,994,946
Carriage Services, Inc.	128,078	3,186,581
Grand Canyon Education, Inc. (a)	44,392	1,895,982
Servicemaster Global Holdings, Inc. (a)	68,220	2,291,510

		$10,369,019
Containers - 1.9%
Graphic Packaging Holding Co.	210,436	$2,996,609
Greif, Inc., “A”	98,130	3,747,585

		$6,744,194
Electrical Equipment - 3.1%
Advanced Drainage Systems, Inc.	96,199	$2,793,619
MSC Industrial Direct Co., Inc., “A”	54,181	3,758,536

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Electrical Equipment - continued
TriMas Corp. (a)	161,405	$4,664,605

		$11,216,760
Electronics - 2.5%
Lattice Semiconductor Corp. (a)	339,860	$2,127,524
Plexus Corp. (a)	93,884	4,269,844
Ultratech, Inc. (a)	126,946	2,531,303

		$8,928,671
Energy - Independent - 1.4%
Energen Corp.	26,331	$1,822,105
Memorial Resource Development Corp. (a)	92,816	1,755,151
SM Energy Co.	32,326	1,691,296

		$5,268,552
Entertainment - 1.2%
Cinemark Holdings, Inc.	45,616	$1,848,816
International Speedway Corp.	65,501	2,438,602

		$4,287,418
Health Maintenance Organizations - 0.8%
Molina Healthcare, Inc. (a)	42,578	$3,097,124

Insurance - 9.1%
Allied World Assurance Co.	142,626	$6,060,179
Aspen Insurance Holdings Ltd.	65,881	3,054,243
Everest Re Group Ltd.	38,652	7,015,725
Hanover Insurance Group, Inc.	58,950	4,196,061
Safety Insurance Group, Inc.	53,318	2,975,144
Stewart Information Services Corp.	96,013	3,607,208
Symetra Financial Corp.	105,126	2,571,382
Third Point Reinsurance Ltd. (a)	261,138	3,762,999

		$33,242,941
Leisure & Toys - 1.1%
Brunswick Corp.	38,835	$1,982,138
Callaway Golf Co.	200,982	1,897,270

		$3,879,408
Machinery & Tools - 6.6%
Allison Transmission Holdings, Inc.	89,635	$2,742,831
Columbus McKinnon Corp.	112,213	2,559,579
Douglas Dynamics, Inc.	84,612	1,717,624
Herman Miller, Inc.	140,019	3,878,526
Joy Global, Inc.	67,957	2,646,246
Kennametal, Inc.	92,346	3,329,997
Oshkosh Corp.	38,084	1,910,293
Regal Beloit Corp.	66,305	5,184,388

		$23,969,484
Major Banks - 1.8%
Huntington Bancshares, Inc.	574,331	$6,392,304

Medical & Health Technology & Services - 3.1%
Cross Country Healthcare, Inc. (a)	350,114	$3,718,211
MedAssets, Inc. (a)	135,157	2,820,727

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Medical & Health Technology & Services - continued
MEDNAX, Inc. (a)	66,089	$4,704,215

		$11,243,153
Medical Equipment - 2.7%
Masimo Corp. (a)	107,098	$3,759,140
Teleflex, Inc.	46,065	5,930,408

		$9,689,548
Metals & Mining - 1.7%
Globe Specialty Metals, Inc.	144,453	$2,792,276
Iluka Resources Ltd.	505,836	3,463,093

		$6,255,369
Natural Gas - Distribution - 0.7%
AGL Resources, Inc.	54,339	$2,737,055

Network & Telecom - 1.8%
Ixia (a)	339,910	$4,276,068
Polycom, Inc. (a)	158,881	2,140,127

		$6,416,195
Oil Services - 2.9%
Forum Energy Technologies, Inc. (a)	158,288	$3,282,893
Frank’s International N.V.	156,597	3,103,753
Tesco Corp.	342,199	4,113,232

		$10,499,878
Other Banks & Diversified Financials - 13.9%
Berkshire Hills Bancorp, Inc.	121,613	$3,334,628
Brookline Bancorp, Inc.	518,367	5,670,935
CAI International, Inc. (a)	211,740	4,577,819
Cathay General Bancorp, Inc.	172,344	5,208,236
EZCORP, Inc., “A” (a)	179,243	1,423,189
First Interstate BancSystem, Inc.	131,193	3,573,697
Great Western Bancorp, Inc.	149,396	3,462,999
PrivateBancorp, Inc.	205,758	7,845,553
Regional Management Corp. (a)	120,950	2,106,949
Sandy Spring Bancorp, Inc.	141,615	3,701,816
TCF Financial Corp.	328,254	5,166,718
Texas Capital Bancshares, Inc. (a)	82,140	4,468,416

		$50,540,955
Pharmaceuticals - 0.8%
Genomma Lab Internacional S.A., “B” (a)	2,689,479	$2,901,002

Pollution Control - 1.6%
Progressive Waste Solutions Ltd.	206,414	$5,765,143

Railroad & Shipping - 2.0%
Diana Shipping, Inc. (a)	553,860	$3,555,781
Kirby Corp. (a)	31,700	2,431,707
StealthGas, Inc. (a)	203,478	1,391,790

		$7,379,278

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Real Estate - 7.7%
BioMed Realty Trust, Inc., REIT	179,907	$3,668,304
Corporate Office Properties Trust, REIT	150,587	3,865,568
EPR Properties, REIT	99,898	5,761,118
Hatteras Financial Corp., REIT	201,288	3,615,132
Medical Properties Trust, Inc., REIT	362,034	4,909,181
Select Income, REIT	172,570	4,045,041
Store Capital Corp., REIT	95,686	1,996,010

		$27,860,354
Specialty Chemicals - 1.4%
Amira Nature Foods Ltd. (a)(l)	95,386	$901,398
H.B. Fuller Co.	62,163	2,617,684
Kronos Worldwide, Inc.	139,724	1,704,633

		$5,223,715
Specialty Stores - 3.5%
American Eagle Outfitters, Inc.	110,043	$1,801,404
Burlington Stores, Inc. (a)	33,078	1,745,526
Citi Trends, Inc. (a)	99,100	2,383,355
Gordmans Stores, Inc. (a)	381,609	2,106,482
Kirkland’s, Inc. (a)	91,506	2,403,863
Rent-A-Center, Inc.	81,180	2,455,695

		$12,896,325
Trucking - 1.3%
Marten Transport Ltd.	123,985	$2,811,980
UTi Worldwide, Inc. (a)	196,817	1,893,380

		$4,705,360
Utilities - Electric Power - 2.3%
El Paso Electric Co.	110,546	$4,020,558
Great Plains Energy, Inc.	170,225	4,437,766

		$8,458,324
Total Common Stocks		$356,668,943

Money Market Funds - 1.7%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	6,218,366	$6,218,366

Collateral for Securities Loaned - 0.1%
Navigator Securities Lending Prime Portfolio, 0.16%, at Net Asset Value (j)	321,912	$321,912
Total Investments		$363,209,221

Other Assets, Less Liabilities - 0.2%		783,756
Net Assets - 100.0%		$363,992,977

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

5/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$328,701,102	$—	$—	$328,701,102
Israel	6,236,079	—	—	6,236,079
Canada	5,765,143	—	—	5,765,143
Greece	4,947,571	—	—	4,947,571
Germany	3,753,555	—	—	3,753,555
Australia	—	3,463,093	—	3,463,093
Mexico	2,901,002	—	—	2,901,002
United Arab Emirates	901,398	—	—	901,398
Mutual Funds	6,540,278	—	—	6,540,278
Total Investments	$359,746,128	$3,463,093	$—	$363,209,221

For further information regarding security characteristics, see the Portfolio of Investments.

5

Supplemental Information (unaudited) – continued

Of the level 2 investments presented above, equity investments amounting to $3,463,093 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$301,165,576
Gross unrealized appreciation	71,441,797
Gross unrealized depreciation	(9,398,152)
Net unrealized appreciation (depreciation)	$62,043,645

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	8,795,930	24,181,006	(26,758,570)	6,218,366

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,812	$6,218,366

6

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XIII

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: July 16, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: July 16, 2015

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 16, 2015

*	Print name and title of each signing officer under his or her signature.